INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 336,803
Opening Balance - Liabilities	1,690,923
Closing balance - Assets	342,860	$ 336,803
Closing balance - Liabilities	1,800,705	1,690,923
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,690,923	1,627,230
Deferred tax Expenses (Income)	141,472	65,995
Deferred tax of items charged to other comprehensive income	139	0
Increase (decrease) through Business Combination		4,485
Increase (decrease) Net exchange differences	(31,829)	(6,787)
Closing balance - Liabilities	1,800,705	1,690,923	$ 1,627,230
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,749
Closing balance - Assets	5,042	5,749
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,378
Closing balance - Assets	22,026	20,378
Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,182
Closing balance - Assets	8,107	7,182
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	16,609
Opening Balance - Liabilities	900,415
Closing balance - Assets	24,397	16,609
Closing balance - Liabilities	1,020,282	900,415
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	900,415	831,471
Deferred tax Expenses (Income)	128,933	66,656
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		4,234
Increase (decrease) Net exchange differences	(9,066)	(1,946)
Closing balance - Liabilities	1,020,282	900,415	831,471
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,169
Closing balance - Assets	14,193	20,169
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	68,390
Opening Balance - Liabilities	25,630
Closing balance - Assets	79,765	68,390
Closing balance - Liabilities	26,755	25,630
Financial Instruments [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	25,630	14,225
Deferred tax Expenses (Income)	986	11,405
Deferred tax of items charged to other comprehensive income	139	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences		0
Closing balance - Liabilities	26,755	25,630	14,225
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	133,221
Closing balance - Assets	126,405	133,221
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	12,460
Opening Balance - Liabilities	38,251
Closing balance - Assets	7,964	12,460
Closing balance - Liabilities	32,567	38,251
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	38,251	39,025
Deferred tax Expenses (Income)	(5,711)	(774)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	27	0
Closing balance - Liabilities	32,567	38,251	39,025
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	6,631
Closing balance - Assets	7,905	6,631
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,349
Closing balance - Assets	2,427	4,349
Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	6,044
Opening Balance - Liabilities	17,942
Closing balance - Assets	3,713	6,044
Closing balance - Liabilities	14,826	17,942
Intangible revaluation [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	17,942	20,240
Deferred tax Expenses (Income)	(1,118)	(1,914)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(1,998)	(384)
Closing balance - Liabilities	14,826	17,942	20,240
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,460
Closing balance - Assets	20,898	19,460
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	16,161
Opening Balance - Liabilities	25,126
Closing balance - Assets	20,018	16,161
Closing balance - Liabilities	19,608	25,126
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	25,126	22,790
Deferred tax Expenses (Income)	(2,846)	2,905
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		182
Increase (decrease) Net exchange differences	(2,672)	(751)
Closing balance - Liabilities	19,608	25,126	22,790
Biological Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	642,221
Closing balance - Liabilities	644,348	642,221
Biological Assets [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	642,221	661,582
Deferred tax Expenses (Income)	20,239	(15,770)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(18,112)	(3,591)
Closing balance - Liabilities	644,348	642,221	661,582
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	41,338
Closing balance - Liabilities	42,319	41,338
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	41,338	37,897
Deferred tax Expenses (Income)	989	3,487
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		69
Increase (decrease) Net exchange differences	(8)	(115)
Closing balance - Liabilities	42,319	41,338	37,897
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	336,803	214,207
Deferred tax Expenses (Income)	7,301	117,658
Deferred tax of items charged to other comprehensive income	13,753	4,326
Increase (decrease) through Business Combination		3,286
Increase (decrease) Net exchange differences	(14,997)	(2,674)
Closing balance - Assets	342,860	336,803	214,207
Deferred Tax Assets [Member] | Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,749	6,105
Deferred tax Expenses (Income)	(267)	(517)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		244
Increase (decrease) Net exchange differences	(440)	(83)
Closing balance - Assets	5,042	5,749	6,105
Deferred Tax Assets [Member] | Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,378	19,072
Deferred tax Expenses (Income)	1,598	423
Deferred tax of items charged to other comprehensive income	68	717
Increase (decrease) through Business Combination		150
Increase (decrease) Net exchange differences	(18)	16
Closing balance - Assets	22,026	20,378	19,072
Deferred Tax Assets [Member] | Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,182	10,906
Deferred tax Expenses (Income)	937	(3,921)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		197
Increase (decrease) Net exchange differences	(12)	0
Closing balance - Assets	8,107	7,182	10,906
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	16,609	10,125
Deferred tax Expenses (Income)	7,788	6,484
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences		0
Closing balance - Assets	24,397	16,609	10,125
Deferred Tax Assets [Member] | Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,169	11,963
Deferred tax Expenses (Income)	(4,598)	8,385
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(1,378)	(179)
Closing balance - Assets	14,193	20,169	11,963
Deferred Tax Assets [Member] | Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	68,390	9,761
Deferred tax Expenses (Income)	(1,641)	55,087
Deferred tax of items charged to other comprehensive income	13,685	3,609
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(669)	(67)
Closing balance - Assets	79,765	68,390	9,761
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	133,221	88,945
Deferred tax Expenses (Income)	2,605	44,521	53,103
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		1,505
Increase (decrease) Net exchange differences	(9,421)	(1,750)
Closing balance - Assets	126,405	133,221	88,945
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	12,460	5,532
Deferred tax Expenses (Income)	(4,363)	6,288
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		279
Increase (decrease) Net exchange differences	(133)	361
Closing balance - Assets	7,964	12,460	5,532
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	6,631	7,443
Deferred tax Expenses (Income)	1,295	(657)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		112
Increase (decrease) Net exchange differences	(21)	(267)
Closing balance - Assets	7,905	6,631	7,443
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,349	5,001
Deferred tax Expenses (Income)	(1,545)	(645)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		68
Increase (decrease) Net exchange differences	(377)	(75)
Closing balance - Assets	2,427	4,349	5,001
Deferred Tax Assets [Member] | Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	6,044	7,651
Deferred tax Expenses (Income)	(1,042)	(1,345)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(1,289)	(262)
Closing balance - Assets	3,713	6,044	7,651
Deferred Tax Assets [Member] | Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,460	20,375
Deferred tax Expenses (Income)	1,438	(915)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences		0
Closing balance - Assets	20,898	19,460	20,375
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	16,161	11,328
Deferred tax Expenses (Income)	5,096	4,470
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		731
Increase (decrease) Net exchange differences	(1,239)	(368)
Closing balance - Assets	$ 20,018	$ 16,161	$ 11,328